FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020:

		At December 31, 2021
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	10,559	—	—	10,559
Current financial assets	19	—	11,565	—	11,565
Total assets		10,559	11,565	—	22,124
Other financial liabilities	19	—	36,520	—	36,520
Total liabilities		—	36,520	—	36,520

		At December 31, 2020
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,163	—	—	7,163
Current financial assets	19	—	38,636	—	38,636
Total assets		7,163	38,636	—	45,799
Other financial liabilities	19	—	2,140	—	2,140
Total liabilities		—	2,140	—	2,140

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020:

		At December 31, 2021
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	10,559	—	—	10,559
Current financial assets	19	—	11,565	—	11,565
Total assets		10,559	11,565	—	22,124
Other financial liabilities	19	—	36,520	—	36,520
Total liabilities		—	36,520	—	36,520

		At December 31, 2020
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,163	—	—	7,163
Current financial assets	19	—	38,636	—	38,636
Total assets		7,163	38,636	—	45,799
Other financial liabilities	19	—	2,140	—	2,140
Total liabilities		—	2,140	—	2,140

Disclosure of carrying amount and fair value of financial assets and liabilities	The following table presents the carrying amount and fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2021		2020
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,143,968	1,143,968	939,607	939,607
Client financing		1,132,979	1,132,979	925,878	925,878
Dealer financing		10,989	10,989	13,729	13,729
Total		1,143,968	1,143,968	939,607	939,607

Debt	24	2,630,011	2,656,159	2,724,745	2,755,516